Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 5,538
Other movements & transfer.	(27)
Currency translation	(1)
Property, plant and equipment at end of period	4,863
Gross book value of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	16,559
Increases	150
Decreases	(108)
Other movements & transfer.	(92)
Currency translation	(5)
Property, plant and equipment at end of period	16,504
Gross book value of intangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,390
Increases	65
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,455
Gross book value of intangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,026
Increases	0
Decreases	0
Other movements & transfer.	(92)
Currency translation	0
Property, plant and equipment at end of period	8,934
Gross book value of intangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,492
Increases	61
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	2,553
Gross book value of intangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,258
Increases	25
Decreases	(105)
Other movements & transfer.	0
Currency translation	(5)
Property, plant and equipment at end of period	1,173
Gross book value of intangible assets | Tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	141
Increases	0
Decreases	(3)
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	138
Gross book value of intangible assets | Prepayments on tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	250
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	250
Accumulated depreciation of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(11,021)
Increases	(798)
Decreases	108
Other movements & transfer.	65
Currency translation	4
Property, plant and equipment at end of period	(11,641)
Accumulated depreciation of intangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,582)
Increases	(134)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,716)
Accumulated depreciation of intangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,473)
Increases	(522)
Decreases	0
Other movements & transfer.	65
Currency translation	0
Property, plant and equipment at end of period	(5,929)
Accumulated depreciation of intangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,945)
Increases	(90)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,035)
Accumulated depreciation of intangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,021)
Increases	(52)
Decreases	108
Other movements & transfer.	0
Currency translation	4
Property, plant and equipment at end of period	(961)
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(647)
Decreases	€ 0